Schedule of Reconciliation of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Provision at federal statutory rate of 21%	$ (3,676,210)	$ (1,970,514)
Permanent differences, net	254,526	(51,348)
State income tax benefit	(760,625)	(407,709)
Deferred adjustments	33,607	(126,995)
Change in valuation allowance	4,148,702	2,544,004
Total Tax Provision